STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Equity [Abstract]
SUMMARY OF WARRANT ACTIVITY

The following table summarizes warrant activity for the nine months ended March 31, 2026:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2025	10	$15,000.00
Granted – Common stock warrants	1,200	100.00
Granted – Series C preferred stock warrants	9,900	10,000
Exercised – Series C preferred stock warrants	(100)	10,000
Forfeited	-	-
Expired	-	-
Outstanding at March 31, 2026	11,010	$8,925.52

Exercisable at March 31, 2026	11,010	$8,925.52
Outstanding and Exercisable:

Weighted average remaining contractual term	3.67
Aggregate intrinsic value	$-

The following table summarizes common stock warrant activity for the years ended June 30, 2025 and 2024:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2023	-	$8,160,000,000
Issued	10	15,000
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2024	10	$31.00
Issued	-	-
Exercised	-	-
Cancelled*	-	-
Expired	-	-
Outstanding at June 30, 2025	10	$0.25

Exercisable at June 30, 2025	10	$0.25
Outstanding and Exercisable:

Weighted average remaining contractual term	1.01
Aggregate intrinsic value	$1,035

*	On March 3, 2025, the Company cancelled all the existing warrants (de minimis number of shares of Series A warrants, Series B warrants, and Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).

SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s option activity during the nine months ended March 31, 2026 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2025	nil	$6,800,000,000,000
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at March 31, 2026	nil	$6,800,000,000,000

Exercisable at March 31, 2026	nil	$6,800,000,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	3.12
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

A summary of the Company’s stock option activity during the years ended June 30, 2025 and 2024 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2023	nil	$6,800,000,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2024	nil	$6,800,000,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2025	nil	$6,800,000,000,000

Exercisable at June 30, 2025	nil	$6,800,000,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	3.87
Weighted average fair value of options granted during the year	$-
Aggregate intrinsic value	$-